Organization and Reorganization (Tables)	12 Months Ended
Dec. 31, 2023
Organization and Reorganization
Schedule of principal subsidiaries, major VIEs and major subsidiaries of VIEs

As of December 31, 2023, the Company’s major subsidiaries, major VIEs and major subsidiaries of VIEs are as follows:

	Place and	Percentage of
	year of	direct or indirect
Major Subsidiaries	incorporation	economic ownership	Principal activities
TuanChe Information Limited (“TuanChe Information”)	Hong Kong, PRC 2012	100	Investment holding
TuanYuan Internet Technology (Beijing) Co., Ltd. (“TuanYuan”)	Beijing, PRC 2013	100	Technical support and consulting services, auto shows, special promotion events, online marketing services
Longye International Limited (“Longye”)	Cayman Islands 2018	100	Investment holding
Long Ye Information Technology Limited	Hong Kong, PRC 2018	100	Investment holding
Beijing Sangu Maolu Information Technology Co., Ltd. (“Sangu Maolu”)	Beijing, PRC 2019	100	Technical support and consulting services
Chema Technology (Beijing) Co., Ltd. (“Chema”)	Beijing, PRC 2018	100	Technical support and consulting services

	Place and	Percentage of
	year of	direct or indirect
Major VIEs	incorporation	economic ownership	Principal activities
TuanChe Internet Information Service (Beijing) Co., Ltd. (“TuanChe Internet”)	Beijing, PRC 2012	100	Auto shows, special promotion events, online marketing services
Shenzhen Drive New Media Co., Ltd. (“Drive New Media”)	Shenzhen, PRC 2013	100	Subscription and support services
Beijing Internet Drive Technology Co., Ltd. (“Internet Drive Technology”)	Beijing, PRC 2018	100	Technical support and consulting services
Hainashuke (Beijing) Technology Co., Ltd. (“Hainashuke”)	Beijing, PRC 2018	100	Technical support and consulting services

	Place and	Percentage of
	year of	direct or indirect
Major subsidiaries of VIEs	incorporation	economic ownership	Principal activities
TuanChe (Beijing) Automobile Sales Service Co., Ltd. (“TuanChe Automobile”)	Beijing, PRC 2015	100	Remain dormant
Aikesipo Exhibition Display (Tianjin) Co., Ltd.	Tianjin, PRC 2017	100	Auto shows

Schedule of consolidated financial statements

	As of December 31,
	2022	2023
	RMB	RMB
ASSETS
Current assets:
Cash and cash equivalents	6,172	3,987
Amount due from the subsidiaries of the Group	117,489	123,349
Other current assets	51,126	30,622
Total current assets	174,787	157,958
Non-current assets:
Long-term investments	5,383	5,564
Operating lease right-of-use assets, net	1,045	267
Total non-current assets	6,428	5,831
TOTAL ASSETS	181,215	163,789
Current liabilities:
Short term borrowings	1,169	14,487
Accounts payable	818	838
Advance from customers	2,986	3,921
Salary and welfare benefits payable	21,803	15,017
Other taxes payable	15,119	3,851
Short-term operating lease liabilities	652	659
Current portion of deferred revenue	1,345	1,216
Other current liabilities	2,508	4,654
Account due to subsidiaries of the Group	266,679	250,341
Total current liabilities	313,079	294,984
Long-term borrowings	1,546	3,000
Long-term operating lease liabilities	605	—
Non-current portion of deferred revenue	18	49
Total non-current liabilities	2,169	3,049
TOTAL LIABILITIES	315,248	298,033

	For the year ended
	December 31,	December 31,	December 31,
	2021	2022	2023
	RMB	RMB	RMB
Net revenues	93,975	95,382	68,167
Net (loss)/ income	(30,565)	19,775	(418)

	For the year ended
	December 31,	December 31,	December 31,
	2021	2022	2023
	RMB	RMB	RMB
Net cash (used in)/generated from operating activities	(22,124)	2,483	(15,357)
Net cash generated from investing activities	2,920	—	—
Net cash generated from/(used in) financing activities	4,000	(1,285)	13,172
Net (decrease)/increase in cash, cash equivalent and restricted cash	(15,204)	1,198	(2,185)